Financial Instruments - Summary of maturity analysis for financial assets held for managing liquidity risk (Parenthetical ) (Detail) - Letters of Credit [Member] - Performance Guaranteed By Export Development Canada [Member] - Unsecured Line of Credit Facility [Member]
$ in Millions
Dec. 31, 2025 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt instrument current borrowing capacity	$ 70
Cumulative Amount Utilised Out Of The Total Borrowing Capacity	$ 26